19. Income Taxes: Schedule of Combined Canadian Federal and Provincial Statutory Income Tax Rate (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule of Combined Canadian Federal and Provincial Statutory Income Tax Rate

	2023	2022	2021
	$	$	$
Net loss before income tax	(15,377,601)	(9,446,454)	(552,436)
Combined federal and provincial statutory income tax rates	27%	27%	27%
Expected income tax recovery at statutory rates	4,151,952	2,550,543	149,158
Non-deductible differences	(202,429)	(1,102,753)	(7,310)
Change in unrecognized deductible temporary differences	(3,949,523)	(1,447,790)	(141,848)
Total income tax recovery	-	-	-